Share-based payments - Expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Share-based payments
Cost of Sales	€ 148	€ 98	€ 347	€ 245
Selling and distribution expenses	(113)	93	6	246
Research and development expenses	494	441	1,153	1,202
General and administrative expenses	383	862	920	4,083
Other operating expenses	164	206	383	497
Total	€ 1,076	€ 1,701	€ 2,807	€ 6,273